ABBEY CAPITAL MULTI ASSET FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021
(UNAUDITED)

	COUPON*	MATURITY DATE	PAR (000's)	VALUE
SHORT-TERM INVESTMENTS - 82.8%
U.S. TREASURY OBLIGATIONS - 78.3%
U.S. Treasury Bills	0.020%	12/09/21	$ 8,566	$8,565,954
U.S. Treasury Bills	0.041%	12/16/21	12,284	12,283,666
U.S. Treasury Bills	0.032%	12/23/21	494	493,962
U.S. Treasury Bills	0.025%	12/30/21	655	654,956
U.S. Treasury Bills	0.032%	01/06/22	1,978	1,977,928
U.S. Treasury Bills	0.041%	01/13/22	1,767	1,766,947
U.S. Treasury Bills	0.041%	01/20/22	2,632	2,631,844
U.S. Treasury Bills	0.035%	01/27/22	8,289	8,288,474
U.S. Treasury Bills	0.030%	02/03/22	434	433,969
U.S. Treasury Bills	0.036%	02/10/22	4,348	4,347,623
U.S. Treasury Bills	0.035%	02/17/22	3,236	3,235,674
U.S. Treasury Bills	0.034%	02/24/22	5,815	5,814,431
U.S. Treasury Bills	0.033%	03/10/22	488	487,938
U.S. Treasury Bills	0.031%	03/17/22	1,621	1,620,766
U.S. Treasury Bills	0.037%	03/24/22	3,872	3,871,374
U.S. Treasury Bills	0.036%	03/31/22	2,415	2,414,557
U.S. Treasury Bills	0.050%	04/07/22	2,947	2,946,402
U.S. Treasury Bills	0.041%	04/14/22	4,198	4,197,023
U.S. Treasury Bills	0.045%	04/21/22	4,201	4,199,889
U.S. Treasury Bills	0.046%	04/28/22	2,639	2,638,186
U.S. Treasury Bills	0.047%	05/05/22	4,767	4,765,307
U.S. Treasury Bills	0.050%	05/12/22	3,903	3,901,551
U.S. Treasury Bills	0.042%	05/19/22	7,002	6,999,124
U.S. Treasury Bills	0.061%	05/26/22	2,223	2,222,022
TOTAL U.S. TREASURY OBLIGATIONS ($90,764,821)				90,759,567
			NUMBER OF
			SHARES
MONEY MARKET DEPOSIT ACCOUNT - 4.5%			(000's)
U.S. Bank Money Market Deposit Account, 0.01% (United States)(a)			5,244	5,244,356
TOTAL MONEY MARKET DEPOSIT ACCOUNT ($5,244,356)				5,244,356

TOTAL SHORT-TERM INVESTMENTS
(Cost $96,009,177)				96,003,923
TOTAL INVESTMENTS - 82.8%
(Cost $96,009,177)				96,003,923

OTHER ASSETS IN EXCESS OF LIABILITIES - 17.2%				19,899,911
NET ASSETS - 100.0%				$115,903,834

* Short-term investments' coupon reflect the annualized effective yield on the date of purchase for discounted investments.
(a) The rate shown is as of November 30, 2021.

Futures contracts outstanding as of November 30, 2021 were as follows:

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
10-Year Mini Japanese Government Bond Futures	Dec-21	16	$2,151,688	$3,618
3-Month Euro Euribor	Sep-22	10	2,847,855	3,090
90-DAY Eurodollar Futures	Jun-22	1	248,875	(25)
Amsterdam Index Futures	Dec-21	9	1,586,432	(71,298)
AUD/USD Currency Futures	Dec-21	6	427,230	(310)
Brent Crude Futures	Feb-22	7	484,610	(80,440)
Brent Crude Futures	Mar-22	3	206,640	(28,350)
Brent Crude Futures	Apr-22	1	68,550	(4,210)
Brent Crude Futures	Dec-22	1	65,980	(3,710)
Brent Crude Oil Last Day	Feb-22	1	69,230	(4,400)
CAC40 10 Euro Futures	Dec-21	30	2,284,976	(126,210)
CAD Currency Futures	Dec-21	91	7,117,564	(23,505)
Canola Futures (Winnipeg Commodity Exchange)	Jan-22	1	15,454	(246)
Cattle Feeder Futures	Jan-22	1	82,425	2,150
CHF Currency Futures	Dec-21	39	5,308,387	8,550
Coffee 'C' Futures	Mar-22	10	871,125	35,006
Coffee 'C' Futures	May-22	2	173,738	11,869
Coffee 'C' Futures	Jul-22	2	173,213	7,463
Coffee Robusta Futures	Jan-22	3	67,800	2,250
Copper Futures	Mar-22	4	428,000	(21,000)
Copper Futures	May-22	1	106,850	(4,675)
Corn Futures	Mar-22	67	1,901,125	(35,325)
Corn Futures	May-22	5	142,500	(4,175)
Corn Futures	Dec-22	6	163,950	(3,538)
Cotton No.2 Futures	Mar-22	11	585,255	(27,795)
DAX Index Futures	Dec-21	11	4,621,336	(200,225)
DJIA Mini E-CBOT	Dec-21	21	3,617,985	(101,635)
Dollar Index	Dec-21	38	3,648,266	63,256
E-Mini Health Care Select Futures	Dec-21	1	130,830	(3,130)
E-Mini Utilities Select Futures	Dec-21	1	66,230	(1,050)
Emissions ICE	Dec-21	4	341,907	139,040
Emissions ICE	Dec-22	3	257,655	40,635
Euro BUXL 30-Year Bond Futures	Dec-21	6	1,484,213	33,252
Euro STOXX 50	Dec-21	39	1,803,246	(56,931)
Euro-Bobl Futures	Dec-21	85	13,061,943	13,462
Euro-BTP Futures	Dec-21	5	859,644	(2,586)
Euro-Bund Futures	Dec-21	28	5,450,434	16,138
Euro-Schatz Futures	Dec-21	307	39,140,967	28,771
FTSE 100 Index Futures	Dec-21	51	4,801,831	(48,334)
FTSE Taiwan Index	Dec-21	5	302,200	(6,370)
FTSE/JSE TOP 40	Dec-21	4	161,117	1,323
FTSE/MIB Index Futures	Dec-21	7	1,024,168	(23,992)
Gasoline RBOB Futures	Jan-22	4	325,937	(42,862)
Gasoline RBOB Futures	Feb-22	5	404,922	727
GBP Currency Futures	Dec-21	15	1,245,188	(11,619)
Gold 100 Oz Futures	Feb-22	16	2,842,400	(23,090)
IBEX 35 Index Futures	Dec-21	2	189,017	(3,722)
JPY Currency Futures	Dec-21	15	1,657,875	(3,313)
Kansas City Hard Red Winter Wheat Futures	Mar-22	7	287,788	(3,313)
Lean Hogs Futures	Feb-22	10	319,900	(12,910)
Lean Hogs Futures	Apr-22	5	170,500	1,610
Live Cattle Futures	Feb-22	10	551,600	(2,050)
Live Cattle Futures	Apr-22	3	169,290	1,910
Live Cattle Futures	Jun-22	3	163,500	1,320
LME Aluminum Forward	Dec-21	214	14,126,674	(860,685)
LME Aluminum Forward	Mar-22	31	2,035,538	(41,208)
LME Aluminum Forward - 90 Day Settlement	Jan-22	2	131,171	(22,164)
LME Aluminum Forward - 90 Day Settlement	Feb-22	1	65,625	288
LME Copper Forward	Dec-21	70	16,664,374	119,467
LME Copper Forward	Mar-22	17	4,010,938	(29,112)
LME Copper Forward - 90 Day Settlement	Dec-21	1	236,963	5,239
LME Copper Forward - 90 Day Settlement	Dec-21	1	236,896	323
LME Copper Forward - 90 Day Settlement	Dec-21	1	236,786	5,648
LME Copper Forward - 90 Day Settlement	Jan-22	1	236,389	(552)
LME Copper Forward - 90 Day Settlement	Feb-22	1	236,088	(4,725)
LME Copper Forward - 90 Day Settlement	Feb-22	1	236,063	(11,013)
LME Lead Forward	Dec-21	24	1,378,950	(14,965)
LME Lead Forward	Mar-22	11	625,419	(21,949)
LME Nickel Forward	Dec-21	12	1,440,504	47,693
LME Nickel Forward	Mar-22	7	835,254	14,970
LME Nickel Forward - 90 Day Settlement	Dec-21	1	119,994	5,637
LME Nickel Forward - 90 Day Settlement	Dec-21	1	119,930	2,395
LME Nickel Forward - 90 Day Settlement	Jan-22	1	119,889	3,519
LME Nickel Forward - 90 Day Settlement	Jan-22	1	119,865	4,035
LME Nickel Forward - 90 Day Settlement	Jan-22	1	119,731	(3,119)
LME Nickel Forward - 90 Day Settlement	Feb-22	1	119,628	2,023
LME Nickel Forward - 90 Day Settlement	Feb-22	1	119,624	1,686
LME Nickel Forward - 90 Day Settlement	Feb-22	1	119,615	1,643
LME Nickel Forward - 90 Day Settlement	Feb-22	1	119,370	1,536
LME Palladium Forward - 90 Day Settlement	Jan-22	1	57,218	(2,772)
LME Palladium Forward - 90 Day Settlement	Jan-22	1	57,169	(2,069)
LME Silver Forward - 90 Day Settlement	Jan-22	1	198,521	23,521
LME Silver Forward - 90 Day Settlement	Jan-22	1	197,975	5,625
LME Silver Forward - 90 Day Settlement	Jan-22	2	393,400	15,915
LME Silver Forward - 90 Day Settlement	Feb-22	1	196,625	11,025
LME Zinc Forward	Dec-21	13	1,046,094	70,219
LME Zinc Forward	Mar-22	6	479,700	(5,953)
LME Zinc Forward - 90 Day Settlement	Dec-21	1	80,655	5,148
LME Zinc Forward - 90 Day Settlement	Dec-21	1	80,298	4,798
LME Zinc Forward - 90 Day Settlement	Dec-21	1	80,303	2,003
LME Zinc Forward - 90 Day Settlement	Dec-21	1	80,314	3,664
LME Zinc Forward - 90 Day Settlement	Jan-22	1	80,219	(12,056)
LME Zinc Forward - 90 Day Settlement	Feb-22	1	80,100	(1,716)
Long Gilt Futures	Mar-22	21	3,526,858	5,599
Low Sulphur Gasoil G Futures	Jan-22	9	537,975	(80,825)
Low Sulphur Gasoil G Futures	Feb-22	2	119,300	(22,800)
Micro E-mini Nasdaq 100 Index Futures	Dec-21	1	32,301	31
Mill Wheat Euro	Mar-22	2	32,378	2,183
Mill Wheat Euro	May-22	1	16,104	(298)
Mini TOPIX Index Futures	Dec-21	2	33,547	(2,769)
MSCI EAFE Index Futures	Dec-21	3	335,325	(5,750)
MSCI Emerging Markets Index Futures	Dec-21	3	181,845	(80)
MSCI Singapore Exchange ETS	Dec-21	3	75,673	(2,422)
MXN Currency Futures	Dec-21	21	487,935	(26,955)
Nasdaq 100 E-Mini	Dec-21	14	4,522,140	61,402
Natural Gas Futures	Jan-22	10	456,700	(51,250)
Natural Gas Futures	Feb-22	5	225,300	(17,720)
Natural Gas Futures	Oct-22	1	40,120	2,920
Nikkei 225 (Osaka Securities Exchange)	Dec-21	4	972,088	(52,373)
Nikkei 225 (Singapore Exchange)	Dec-21	4	487,902	(20,127)
Nikkei 225 Mini	Dec-21	16	388,835	(18,286)
NY Harbor Ultra-Low Sulfur Diesel Futures	Jan-22	6	519,196	(104,761)
NY Harbor Ultra-Low Sulfur Diesel Futures	Feb-22	1	86,218	(15,149)
OMX Stockholm 30 Index Futures	Dec-21	69	1,716,677	(85,133)
Palm Oil Futures	Feb-22	3	83,201	(2,837)
Palm Oil Futures	Mar-22	1	26,469	(689)
Rapeseed Euro	Feb-22	1	36,560	142
Russell 2000 E-Mini	Dec-21	7	769,055	(50,430)
S&P 500 E-Mini Futures	Dec-21	243	55,479,937	1,133,419
S&P Mid 400 E-Mini	Dec-21	4	1,082,480	(32,885)
S&P/TSX 60 IX Futures	Dec-21	8	1,560,609	(23,049)
SGX Nifty 50	Dec-21	26	887,302	(19,858)
Short BTP Future	Dec-21	13	1,677,486	3,890
Soybean Futures	Mar-22	1	61,325	(1,838)
Soybean Meal Futures	Jan-22	1	34,180	(2,300)
Soybean Oil Futures	Jan-22	5	165,630	(15,678)
Soybean Oil Futures	Mar-22	1	33,192	(1,872)
SPI 200 Futures	Dec-21	9	1,159,789	(25,876)
STOXX Europe 600 Index	Dec-21	6	157,764	(1,678)
Sugar No. 11 (World)	Mar-22	68	1,416,576	(115,676)
Sugar No. 11 (World)	May-22	9	184,262	(14,325)
Sugar No. 11 (World)	Jul-22	1	20,205	(874)
Topix Index Futures	Dec-21	6	1,006,414	(73,252)
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Mar-22	42	5,494,124	18,094
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	Mar-22	4	485,594	(156)
U.S. Treasury Long Bond (Chicago Board of Trade)	Mar-22	24	3,891,000	75,781
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Mar-22	1	200,563	3,156
Wheat (Chicago Board of Trade)	Mar-22	84	3,306,450	(89,073)
Wheat (Chicago Board of Trade)	May-22	3	119,063	(5,300)
Wheat (Chicago Board of Trade)	Dec-22	3	118,575	(9,100)
WTI Crude Futures	Jan-22	5	330,900	(61,399)
WTI Crude Futures	Feb-22	4	263,400	(43,890)
Yellow Maize Futures	Mar-22	1	22,949	(560)
				$(1,039,618)

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
3-Month Euro Euribor	Mar-22	12	$(3,420,318)	$(1,021)
3-Month Euro Euribor	Dec-22	5	(1,423,006)	(510)
3-Month Euro Euribor	Dec-23	4	(1,135,230)	(1,049)
3-Month Euro Euribor	Dec-24	1	(283,453)	326
3-Month SOFR Futures	Sep-22	1	(248,875)	75
90-DAY Bank Bill	Jun-22	13	(9,259,741)	(5,735)
90-DAY Eurodollar Futures	Sep-22	17	(4,221,950)	7,525
90-DAY Eurodollar Futures	Dec-22	19	(4,706,063)	2,100
90-DAY Eurodollar Futures	Jun-23	1	(246,700)	400
90-DAY Eurodollar Futures	Sep-23	26	(6,404,125)	18,000
90-DAY Eurodollar Futures	Dec-23	13	(3,199,300)	1,163
90-DAY Eurodollar Futures	Mar-24	24	(5,903,700)	(950)
90-DAY Eurodollar Futures	Sep-24	24	(5,900,700)	6,650
90-DAY Eurodollar Futures	Mar-25	7	(1,720,688)	(1,225)
90-DAY Eurodollar Futures	Dec-25	1	(245,763)	125
90-DAY Sterling Futures	Mar-22	171	(28,255,616)	(6,583)
90-DAY Sterling Futures	Sep-22	17	(2,794,342)	2,452
90-DAY Sterling Futures	Dec-22	5	(821,034)	1,039
90-DAY Sterling Futures	Jun-23	21	(3,444,852)	6,783
90-DAY Sterling Futures	Sep-23	60	(9,838,942)	24,571
90-DAY Sterling Futures	Dec-23	22	(3,607,613)	8,354
90-DAY Sterling Futures	Mar-24	22	(3,608,893)	6,517
90-DAY Sterling Futures	Sep-24	38	(6,237,648)	17,647
AUD/USD Currency Futures	Dec-21	90	(6,408,450)	115,245
Australian 10-Year Bond Futures	Dec-21	41	(4,073,937)	(24,360)
Australian 3-Year Bond Futures	Dec-21	47	(3,839,448)	1,860
Bank Acceptance Futures	Mar-23	3	(575,306)	176
Bank Acceptance Futures	Sep-23	8	(1,531,019)	(763)
Brent Crude Futures	Feb-22	8	(553,840)	41,320
CAC40 10 Euro Futures	Dec-21	7	(533,161)	5,818
CAD Currency Futures	Dec-21	29	(2,268,235)	8,370
Canadian 10-Year Bond Futures	Mar-22	43	(4,751,560)	(70,140)
Cocoa Futures	Mar-22	3	(70,380)	2,020
Cocoa Futures	May-22	1	(23,690)	450
Cocoa Futures ICE	Mar-22	1	(21,758)	572
Copper Futures	Mar-22	3	(321,000)	875
DAX Index Futures	Dec-21	2	(858,680)	9,782
DJIA Mini E-CBOT	Dec-21	4	(689,140)	7,365
EUR Foreign Exchange Currency Futures	Dec-21	248	(35,112,149)	566,720
Euro STOXX 50	Dec-21	9	(416,134)	5,818
Euro/JPY Futures	Dec-21	13	(1,841,576)	19,563
Euro-Bobl Futures	Dec-21	59	(9,066,526)	(52,407)
Euro-BTP Futures	Dec-21	8	(1,375,431)	(21,378)
Euro-Bund Futures	Dec-21	19	(3,714,197)	(63,124)
Euro-Oat Futures	Dec-21	13	(2,480,845)	(34,363)
FTSE 100 Index Futures	Dec-21	8	(753,228)	(632)
FTSE China A50 Index	Dec-21	21	(323,274)	5,938
Gasoline RBOB Futures	Jan-22	3	(244,453)	11,567
Gasoline RBOB Futures	Feb-22	1	(80,984)	11,386
GBP Currency Futures	Dec-21	24	(1,992,300)	55,788
Gold 100 Oz Futures	Feb-22	8	(1,421,200)	14,770
Hang Seng China Enterprises Index Futures	Dec-21	17	(914,420)	36,176
Hang Seng Index Futures	Dec-21	30	(4,515,581)	157,919
JPY Currency Futures	Dec-21	125	(13,815,624)	209,418
LME Aluminum Forward	Dec-21	214	(14,126,674)	918,489
LME Aluminum Forward	Mar-22	43	(2,823,488)	27,425
LME Aluminum Forward - 90 Day Settlement	Jan-22	2	(131,171)	15,129
LME Aluminum Forward - 90 Day Settlement	Feb-22	1	(65,588)	(850)
LME Copper Forward	Dec-21	70	(16,664,374)	(130,651)
LME Copper Forward	Mar-22	16	(3,775,000)	68,813
LME Copper Forward - 90 Day Settlement	Dec-21	1	(236,963)	(9,838)
LME Copper Forward - 90 Day Settlement	Dec-21	1	(236,896)	(9,396)
LME Copper Forward - 90 Day Settlement	Dec-21	1	(236,786)	(172)
LME Copper Forward - 90 Day Settlement	Jan-22	1	(236,389)	8,674
LME Copper Forward - 90 Day Settlement	Feb-22	1	(236,063)	1,488
LME Copper Forward - 90 Day Settlement	Feb-22	1	(236,063)	786
LME Lead Forward	Dec-21	24	(1,378,950)	(21,440)
LME Nickel Forward	Dec-21	12	(1,440,504)	(57,908)
LME Nickel Forward - 90 Day Settlement	Dec-21	1	(119,994)	(2,235)
LME Nickel Forward - 90 Day Settlement	Dec-21	1	(119,930)	(6,500)
LME Nickel Forward - 90 Day Settlement	Jan-22	1	(119,889)	(1,705)
LME Nickel Forward - 90 Day Settlement	Jan-22	1	(119,865)	(2,362)
LME Nickel Forward - 90 Day Settlement	Jan-22	1	(119,731)	(91)
LME Nickel Forward - 90 Day Settlement	Feb-22	1	(119,628)	(1,891)
LME Nickel Forward - 90 Day Settlement	Feb-22	1	(119,624)	(1,650)
LME Nickel Forward - 90 Day Settlement	Feb-22	1	(119,615)	(845)
LME Palladium Forward - 90 Day Settlement	Jan-22	1	(57,218)	(1,231)
LME Palladium Forward - 90 Day Settlement	Jan-22	1	(57,169)	2,595
LME Silver Forward - 90 Day Settlement	Jan-22	1	(198,521)	(7,971)
LME Silver Forward - 90 Day Settlement	Jan-22	1	(197,975)	(7,560)
LME Silver Forward - 90 Day Settlement	Jan-22	2	(393,400)	(38,600)
LME Zinc Forward	Dec-21	13	(1,046,094)	54,675
LME Zinc Forward	Mar-22	3	(239,850)	2,782
LME Zinc Forward - 90 Day Settlement	Dec-21	1	(80,655)	(4,567)
LME Zinc Forward - 90 Day Settlement	Dec-21	1	(80,298)	(4,536)
LME Zinc Forward - 90 Day Settlement	Dec-21	1	(80,303)	(4,834)
LME Zinc Forward - 90 Day Settlement	Dec-21	1	(80,314)	(4,777)
LME Zinc Forward - 90 Day Settlement	Jan-22	1	(80,219)	1,678
LME Zinc Forward - 90 Day Settlement	Feb-22	1	(80,088)	88
Long Gilt Futures	Mar-22	44	(7,389,608)	(94,213)
Low Sulphur Gasoil G Futures	Feb-22	1	(59,650)	7,700
Mini H-Shares Index Futures	Dec-21	3	(32,274)	1,077
Mini HSI Index Futures	Dec-21	7	(210,727)	6,690
MSCI Emerging Markets Index Futures	Dec-21	4	(242,460)	8,075
MXN Currency Futures	Dec-21	27	(627,345)	(7,065)
Natural Gas Futures	Jan-22	18	(822,060)	14,950
NY Harbor Ultra-Low Sulfur Diesel Futures	Jan-22	11	(951,859)	29,602
NZD Currency Futures	Dec-21	21	(1,432,200)	470
Palladium Futures	Mar-22	1	(170,550)	16,330
Platinum Futures	Jan-22	4	(185,460)	8,590
Russell 2000 E-Mini	Dec-21	2	(219,730)	1,625
SGX Iron Ore 62% Futures	Jan-22	3	(30,621)	(21)
Silver Futures	Mar-22	22	(2,509,650)	51,305
Soybean Futures	Jan-22	15	(912,938)	17,625
Soybean Futures	Mar-22	1	(61,325)	2,288
Soybean Futures	Nov-22	1	(60,450)	(1,250)
Soybean Meal Futures	Jan-22	2	(68,360)	(950)
STOXX Europe 600 Banks Index	Dec-21	1	(7,774)	465
Sugar No. 11 (World)	Mar-22	3	(62,496)	2,005
Swiss Federal Bond Futures	Dec-21	1	(180,698)	(2,353)
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Mar-22	108	(14,127,749)	(188,750)
U.S. Treasury 2-Year Notes (Chicago Board of Trade)	Mar-22	84	(18,373,687)	(30,164)
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	Mar-22	149	(18,088,366)	(120,352)
U.S. Treasury Ultra 10-Year Notes	Mar-22	4	(587,563)	(4,109)
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Mar-22	3	(601,688)	(22,578)
White Sugar ICE	Mar-22	1	(24,280)	840
WTI Crude Futures	Jan-22	14	(926,520)	35,430
WTI Crude Futures	Feb-22	1	(65,850)	10,910
WTI Crude Futures	Mar-22	1	(65,490)	10,140
				$1,643,727
Total Futures Contracts				$604,109

Forward foreign currency contracts outstanding as of November 30, 2021 were as follows:

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION DATE	COUNTERPARTY	UNREALIZED APPRECIATION/ (DEPRECIATION)
AUD	1,200,000	JPY	97,299,430	Dec 01 2021	SOCIETE GENERALE	$(5,371.00)
AUD	4,038,018	USD	2,878,703	Dec 01 2021	SOCIETE GENERALE	(194)
AUD	800,000	NZD	836,756	Dec 02 2021	SOCIETE GENERALE	(792)
AUD	4,038,018	USD	2,875,069	Dec 02 2021	SOCIETE GENERALE	3,449
AUD	1,166,468	EUR	750,000	Dec 20 2021	SOCIETE GENERALE	(19,557)
AUD	227,700	GBP	125,000	Dec 20 2021	SOCIETE GENERALE	(3,960)
AUD	3,000,000	JPY	246,783,400	Dec 20 2021	SOCIETE GENERALE	(45,015)
AUD	1,100,000	USD	810,461	Dec 20 2021	SOCIETE GENERALE	(26,093)
BRL	2,124,877	USD	400,000	Dec 15 2021	SOCIETE GENERALE	(23,273)
CAD	1,796,168	EUR	1,250,000	Dec 01 2021	SOCIETE GENERALE	(11,591)
CAD	800,000	JPY	71,336,107	Dec 01 2021	SOCIETE GENERALE	(4,853)
CAD	8,021,214	USD	6,272,944	Dec 01 2021	SOCIETE GENERALE	6,128
CAD	2,583,380	AUD	2,800,000	Dec 20 2021	SOCIETE GENERALE	26,267
CAD	3,788,840	EUR	2,625,000	Dec 20 2021	SOCIETE GENERALE	(12,884)
CAD	1,800,000	JPY	161,522,138	Dec 20 2021	SOCIETE GENERALE	(20,144)
CAD	1,100,000	USD	877,834	Dec 20 2021	SOCIETE GENERALE	(16,511)
CHF	3,752,935	USD	4,062,364	Dec 01 2021	SOCIETE GENERALE	25,679
CHF	3,377,935	USD	3,673,665	Dec 02 2021	SOCIETE GENERALE	5,985
CHF	1,842,656	EUR	1,750,000	Dec 20 2021	SOCIETE GENERALE	22,572
CHF	1,250,000	JPY	154,854,125	Dec 20 2021	SOCIETE GENERALE	(7,729)
CHF	750,000	USD	815,686	Dec 20 2021	SOCIETE GENERALE	2,015
CLP	81,342,856	USD	100,000	Dec 03 2021	SOCIETE GENERALE	(1,716)
CLP	159,216,000	USD	200,000	Dec 06 2021	SOCIETE GENERALE	(7,684)
CLP	165,762,000	USD	200,000	Dec 13 2021	SOCIETE GENERALE	55
CLP	242,653,501	USD	300,000	Dec 15 2021	SOCIETE GENERALE	(7,218)
CLP	80,063,856	USD	100,000	Dec 16 2021	SOCIETE GENERALE	(3,408)
CLP	83,060,000	USD	100,000	Dec 20 2021	SOCIETE GENERALE	158
CLP	81,053,956	USD	100,000	Dec 27 2021	SOCIETE GENERALE	(2,345)
CNH	14,233,365	USD	2,200,000	Dec 15 2021	SOCIETE GENERALE	33,110
CNH	14,065,725	USD	2,200,000	Dec 20 2021	SOCIETE GENERALE	5,838
COP	944,294,588	USD	250,000	Dec 15 2021	SOCIETE GENERALE	(14,062)
CZK	24,154,651	EUR	950,000	Dec 15 2021	SOCIETE GENERALE	(4,518)
EUR	1,250,000	CAD	1,815,668	Dec 01 2021	SOCIETE GENERALE	(3,674)
EUR	100,000	GBP	85,074	Dec 01 2021	SOCIETE GENERALE	268
EUR	100,000	HUF	36,778,072	Dec 01 2021	SOCIETE GENERALE	(1,061)
EUR	1,000,000	NOK	10,286,053	Dec 01 2021	SOCIETE GENERALE	(3,141)
EUR	7,837,495	USD	8,832,073	Dec 01 2021	SOCIETE GENERALE	56,560
EUR	19,057	GBP	16,155	Dec 02 2021	SOCIETE GENERALE	128
EUR	7,818,438	USD	8,848,126	Dec 02 2021	SOCIETE GENERALE	19,059
EUR	550,000	CZK	14,106,300	Dec 15 2021	SOCIETE GENERALE	(2,807)
EUR	1,100,000	HUF	397,225,094	Dec 15 2021	SOCIETE GENERALE	12,388
EUR	850,000	NOK	8,574,542	Dec 15 2021	SOCIETE GENERALE	16,592
EUR	1,900,000	PLN	8,827,574	Dec 15 2021	SOCIETE GENERALE	8,697
EUR	1,800,000	SEK	18,358,150	Dec 15 2021	SOCIETE GENERALE	5,097
EUR	1,375,000	CAD	1,978,474	Dec 20 2021	SOCIETE GENERALE	11,570
EUR	300,000	GBP	252,477	Dec 20 2021	SOCIETE GENERALE	4,584
EUR	300,000	HUF	110,270,390	Dec 20 2021	SOCIETE GENERALE	(2,533)
EUR	600,000	JPY	78,265,380	Dec 20 2021	SOCIETE GENERALE	(11,645)
EUR	2,375,000	NOK	24,192,877	Dec 20 2021	SOCIETE GENERALE	21,255
EUR	375,000	SEK	3,850,367	Dec 20 2021	SOCIETE GENERALE	(1,817)
GBP	84,690	EUR	100,000	Dec 01 2021	SOCIETE GENERALE	(778)
GBP	625,000	JPY	94,534,526	Dec 01 2021	SOCIETE GENERALE	(5,116)
GBP	964,387	USD	1,283,029	Dec 01 2021	SOCIETE GENERALE	(444)
GBP	679,152	USD	901,778	Dec 02 2021	SOCIETE GENERALE	1,459
GBP	250,000	CHF	308,277	Dec 20 2021	SOCIETE GENERALE	(3,455)
GBP	1,108,808	EUR	1,300,000	Dec 20 2021	SOCIETE GENERALE	(248)
GBP	1,000,000	JPY	151,507,090	Dec 20 2021	SOCIETE GENERALE	(10,345)
GBP	750,000	USD	1,006,342	Dec 20 2021	SOCIETE GENERALE	(8,395)
HUF	36,834,928	EUR	100,000	Dec 01 2021	SOCIETE GENERALE	1,238
HUF	350,667,220	EUR	1,000,000	Dec 15 2021	SOCIETE GENERALE	(43,763)
HUF	36,754,750	EUR	100,000	Dec 20 2021	SOCIETE GENERALE	838
ILS	1,905,094	USD	600,000	Dec 15 2021	SOCIETE GENERALE	4,806
ILS	2,793,366	USD	900,000	Dec 20 2021	SOCIETE GENERALE	(12,889)
INR	7,503,100	USD	100,000	Dec 03 2021	SOCIETE GENERALE	(193)
INR	178,122,000	USD	2,400,000	Dec 08 2021	SOCIETE GENERALE	(31,832)
INR	186,215,000	USD	2,500,000	Dec 13 2021	SOCIETE GENERALE	(25,486)
INR	148,323,451	USD	2,000,000	Dec 15 2021	SOCIETE GENERALE	(29,405)
INR	186,472,500	USD	2,500,000	Dec 20 2021	SOCIETE GENERALE	(23,816)
INR	195,873,600	USD	2,600,000	Dec 27 2021	SOCIETE GENERALE	(817)
JPY	96,574,414	AUD	1,200,000	Dec 01 2021	SOCIETE GENERALE	(1,043)
JPY	70,633,017	CAD	800,000	Dec 01 2021	SOCIETE GENERALE	(1,367)
JPY	486,762,070	EUR	3,795,031	Dec 01 2021	SOCIETE GENERALE	2,305
JPY	94,222,505	GBP	625,000	Dec 01 2021	SOCIETE GENERALE	2,355
JPY	140,210,567	USD	1,241,154	Dec 01 2021	SOCIETE GENERALE	(732)
JPY	13,211,280	USD	116,759	Dec 02 2021	SOCIETE GENERALE	120
JPY	146,100,600	AUD	1,800,000	Dec 20 2021	SOCIETE GENERALE	9,578
JPY	89,055,300	CAD	1,000,000	Dec 20 2021	SOCIETE GENERALE	5,179
JPY	75,707,650	GBP	500,000	Dec 20 2021	SOCIETE GENERALE	4,766
JPY	137,500,000	USD	1,211,993	Dec 20 2021	SOCIETE GENERALE	4,976
KRW	1,414,164,000	USD	1,200,000	Dec 06 2021	SOCIETE GENERALE	(9,706)
KRW	1,414,200,000	USD	1,200,000	Dec 13 2021	SOCIETE GENERALE	(9,769)
KRW	706,494,161	USD	600,000	Dec 15 2021	SOCIETE GENERALE	(5,405)
KRW	1,427,484,000	USD	1,200,000	Dec 20 2021	SOCIETE GENERALE	1,337
KRW	1,902,592,000	USD	1,600,000	Dec 27 2021	SOCIETE GENERALE	1,079
MXN	3,000,000	USD	139,507	Dec 01 2021	SOCIETE GENERALE	369
MXN	20,000,000	USD	967,757	Dec 20 2021	SOCIETE GENERALE	(39,130)
NOK	10,231,239	EUR	1,000,000	Dec 01 2021	SOCIETE GENERALE	(2,919)
NOK	2,774,914	USD	306,663	Dec 01 2021	SOCIETE GENERALE	140
NOK	23,187,117	EUR	2,300,000	Dec 15 2021	SOCIETE GENERALE	(46,510)
NOK	34,035,243	EUR	3,375,000	Dec 20 2021	SOCIETE GENERALE	(68,247)
NOK	11,500,000	SEK	11,633,621	Dec 20 2021	SOCIETE GENERALE	(20,236)
NOK	4,322,132	USD	500,000	Dec 20 2021	SOCIETE GENERALE	(22,175)
NZD	3,337,642	AUD	3,200,000	Dec 20 2021	SOCIETE GENERALE	(4,292)
NZD	800,000	JPY	64,339,440	Dec 20 2021	SOCIETE GENERALE	(23,552)
NZD	1,000,000	USD	706,269	Dec 20 2021	SOCIETE GENERALE	(23,899)
PHP	7,607,286	USD	150,000	Dec 15 2021	SOCIETE GENERALE	919
PLN	3,666,228	EUR	800,000	Dec 15 2021	SOCIETE GENERALE	(15,982)
RUB	125,218,940	USD	1,700,000	Dec 15 2021	SOCIETE GENERALE	(15,150)
SEK	20,109,699	EUR	2,000,000	Dec 15 2021	SOCIETE GENERALE	(37,655)
SEK	13,778,357	EUR	1,375,000	Dec 20 2021	SOCIETE GENERALE	(31,046)
SEK	1,506,096	NOK	1,500,000	Dec 20 2021	SOCIETE GENERALE	1,381
SEK	7,871,755	USD	900,000	Dec 20 2021	SOCIETE GENERALE	(26,057)
SGD	470,762	USD	350,000	Dec 15 2021	SOCIETE GENERALE	(5,026)
SGD	1,351,665	USD	1,000,000	Dec 20 2021	SOCIETE GENERALE	(9,526)
THB	16,663,685	USD	500,000	Dec 15 2021	SOCIETE GENERALE	(5,478)
TRY	9,286,835	USD	800,000	Feb 09 2022	SOCIETE GENERALE	(144,129)
TRY	10,055,657	USD	800,000	Feb 10 2022	SOCIETE GENERALE	(90,182)
TWD	11,124,760	USD	400,000	Dec 06 2021	SOCIETE GENERALE	91
TWD	11,077,000	USD	400,000	Dec 13 2021	SOCIETE GENERALE	(1,636)
TWD	9,679,447	USD	350,000	Dec 15 2021	SOCIETE GENERALE	(1,898)
TWD	11,087,480	USD	400,000	Dec 20 2021	SOCIETE GENERALE	(1,266)
TWD	11,104,280	USD	400,000	Dec 27 2021	SOCIETE GENERALE	(670)
TWD	11,071,880	USD	400,000	Jan 03 2022	SOCIETE GENERALE	(1,836)
USD	4,038,018	AUD	2,876,684	Dec 01 2021	SOCIETE GENERALE	(1,825)
USD	8,021,214	CAD	6,282,752	Dec 01 2021	SOCIETE GENERALE	3,679
USD	3,752,935	CHF	4,067,424	Dec 01 2021	SOCIETE GENERALE	(20,619)
USD	4,042,464	EUR	4,574,529	Dec 01 2021	SOCIETE GENERALE	(10,096)
USD	964,004	GBP	1,286,382	Dec 01 2021	SOCIETE GENERALE	4,307
USD	56,855	HUF	177	Dec 01 2021	SOCIETE GENERALE	0
USD	625,232,510	JPY	5,517,257	Dec 01 2021	SOCIETE GENERALE	(14,084)
USD	3,000,000	MXN	138,263	Dec 01 2021	SOCIETE GENERALE	(1,612)
USD	2,720,100	NOK	300,000	Dec 01 2021	SOCIETE GENERALE	(743)
USD	4,038,018	AUD	2,878,703	Dec 02 2021	SOCIETE GENERALE	185
USD	8,021,214	CAD	6,272,925	Dec 02 2021	SOCIETE GENERALE	(6,138)
USD	3,377,935	CHF	3,653,880	Dec 02 2021	SOCIETE GENERALE	(25,770)
USD	7,837,495	EUR	8,832,230	Dec 02 2021	SOCIETE GENERALE	(56,570)
USD	662,997	GBP	881,124	Dec 02 2021	SOCIETE GENERALE	(628)
USD	13,211,280	JPY	116,092	Dec 02 2021	SOCIETE GENERALE	(786)
USD	8,133,568	SEK	900,000	Dec 02 2021	SOCIETE GENERALE	(2,188)
USD	3,701,796	SGD	2,700,000	Dec 02 2021	SOCIETE GENERALE	(12,816)
USD	4,038,018	AUD	2,875,077	Dec 03 2021	SOCIETE GENERALE	(3,450)
USD	3,377,935	CHF	3,673,749	Dec 03 2021	SOCIETE GENERALE	(5,992)
USD	81,733,000	CLP	100,000	Dec 03 2021	SOCIETE GENERALE	1,245
USD	7,818,438	EUR	8,848,283	Dec 03 2021	SOCIETE GENERALE	(19,068)
USD	679,152	GBP	901,778	Dec 03 2021	SOCIETE GENERALE	(1,460)
USD	7,525,313	INR	100,000	Dec 03 2021	SOCIETE GENERALE	(103)
USD	13,211,280	JPY	116,759	Dec 03 2021	SOCIETE GENERALE	(120)
USD	163,492,000	CLP	200,000	Dec 06 2021	SOCIETE GENERALE	2,519
USD	1,412,700,000	KRW	1,200,000	Dec 06 2021	SOCIETE GENERALE	10,939
USD	11,081,080	TWD	400,000	Dec 06 2021	SOCIETE GENERALE	1,480
USD	180,212,700	INR	2,400,000	Dec 08 2021	SOCIETE GENERALE	4,036
USD	159,436,000	CLP	200,000	Dec 13 2021	SOCIETE GENERALE	7,580
USD	185,691,013	INR	2,500,000	Dec 13 2021	SOCIETE GENERALE	32,449
USD	1,414,584,000	KRW	1,200,000	Dec 13 2021	SOCIETE GENERALE	9,446
USD	11,097,880	TWD	400,000	Dec 13 2021	SOCIETE GENERALE	885
USD	3,070,701	BRL	550,000	Dec 15 2021	SOCIETE GENERALE	5,584
USD	809,813,713	CLP	1,000,000	Dec 15 2021	SOCIETE GENERALE	22,891
USD	3,870,347	CNH	600,000	Dec 15 2021	SOCIETE GENERALE	(7,229)
USD	3,123,238,163	COP	800,000	Dec 15 2021	SOCIETE GENERALE	19,639
USD	952,163	ILS	300,000	Dec 15 2021	SOCIETE GENERALE	(2,281)
USD	75,262,236	INR	1,000,000	Dec 15 2021	SOCIETE GENERALE	81
USD	2,355,188,995	KRW	2,000,000	Dec 15 2021	SOCIETE GENERALE	17,840
USD	7,619,176	PHP	150,000	Dec 15 2021	SOCIETE GENERALE	(1,155)
USD	32,977,642	RUB	450,000	Dec 15 2021	SOCIETE GENERALE	6,278
USD	1,494,989	SGD	1,100,000	Dec 15 2021	SOCIETE GENERALE	4,474
USD	33,210,219	THB	1,000,000	Dec 15 2021	SOCIETE GENERALE	14,433
USD	22,285,642	TWD	800,000	Dec 15 2021	SOCIETE GENERALE	(1,458)
USD	9,250,062	ZAR	600,000	Dec 15 2021	SOCIETE GENERALE	19,685
USD	83,098,000	CLP	100,000	Dec 16 2021	SOCIETE GENERALE	(253)
USD	900,000	AUD	655,534	Dec 20 2021	SOCIETE GENERALE	13,778
USD	1,250,000	CHF	1,353,399	Dec 20 2021	SOCIETE GENERALE	(9,436)
USD	82,834,000	CLP	100,000	Dec 20 2021	SOCIETE GENERALE	115
USD	1,375,000	EUR	1,563,180	Dec 20 2021	SOCIETE GENERALE	2,425
USD	625,000	GBP	843,066	Dec 20 2021	SOCIETE GENERALE	11,444
USD	320,615,800	HUF	1,000,000	Dec 20 2021	SOCIETE GENERALE	2,536
USD	631,223	ILS	200,000	Dec 20 2021	SOCIETE GENERALE	(463)
USD	186,405,000	INR	2,500,000	Dec 20 2021	SOCIETE GENERALE	24,713
USD	250,000,000	JPY	2,204,913	Dec 20 2021	SOCIETE GENERALE	(7,757)
USD	1,414,512,000	KRW	1,200,000	Dec 20 2021	SOCIETE GENERALE	9,579
USD	34,000,000	MXN	1,553,678	Dec 20 2021	SOCIETE GENERALE	(24,987)
USD	9,057,610	NOK	1,000,000	Dec 20 2021	SOCIETE GENERALE	(1,346)
USD	4,051,654	PLN	1,000,000	Dec 20 2021	SOCIETE GENERALE	14,804
USD	10,732,442	SEK	1,200,000	Dec 20 2021	SOCIETE GENERALE	8,456
USD	1,779,565	SGD	1,300,000	Dec 20 2021	SOCIETE GENERALE	(4,031)
USD	11,108,680	TWD	400,000	Dec 20 2021	SOCIETE GENERALE	504
USD	17,719,154	ZAR	1,100,000	Dec 20 2021	SOCIETE GENERALE	(10,764)
USD	83,175,000	CLP	100,000	Dec 27 2021	SOCIETE GENERALE	(211)
USD	194,157,413	INR	2,600,000	Dec 27 2021	SOCIETE GENERALE	23,590
USD	1,903,862,846	KRW	1,600,000	Dec 27 2021	SOCIETE GENERALE	(2,148)
USD	11,084,680	TWD	400,000	Dec 27 2021	SOCIETE GENERALE	1,375
USD	196,081,600	INR	2,600,000	Jan 03 2022	SOCIETE GENERALE	(52)
USD	1,902,992,000	KRW	1,600,000	Jan 03 2022	SOCIETE GENERALE	(1,284)
USD	7,596,854	TRY	800,000	Feb 09 2022	SOCIETE GENERALE	263,480
USD	9,291,147	TRY	800,000	Feb 10 2022	SOCIETE GENERALE	144,147
ZAR	5,811,757	USD	400,000	Dec 15 2021	SOCIETE GENERALE	(35,392)
ZAR	6,096,336	USD	400,000	Dec 20 2021	SOCIETE GENERALE	(17,838)
Total Forward Foreign Currency Contracts						$(400,259)

AUD	Australian Dollar	LME	London Mercantile Exchange
BRL	Brazilian Real	MIB	Milano Indice di Borsa
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi	OMX	Stockholm Stock Exchange
COP	Colombian Peso	PHP	Philippine Peso
CZK	Czech Koruna	PLN	Polish Zloty
DAX	Deutscher Aktienindex	RBOB	Reformulated Blendstock for Oxygenate Blending
DJIA	Dow Jones Industrial Average	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
FTSE	Financial Times Stock Exchange	SGD	Singapore Dollar
GBP	British Pound	THB	Thai Baht
HUF	Hungarian Forint	TRY	Turkish Lira
ILS	Israeli New Shekel	TWD	Taiwan Dollar
INR	Indian Rupee	USD	United States Dollar
JPY	Japanese Yen	WTI	West Texas Intermediate
KRW	Korean Won	ZAR	South African Rand

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL MULTI ASSET FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

   CONSOLIDATION OF SUBSIDIARIES –  The Abbey Capital Mulit-Asset Fund (the "Fund") strategy is achieved by the Fund investing up to 25% of its total assets in ACMAF Master Offshore Limited (the “Cayman Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands. Effective on or about November 12, 2020, the Fund’s previous wholly-owned subsidiary, the Abbey Capital Multi Asset Offshore Fund Limited, became a wholly-owned subsidiary of the Cayman Subsidiary through a share exchange between the Fund and the Cayman Subsidiary and registered as a segregated portfolio company under the acts of the Cayman Islands under the name ACMAF Offshore SPC (the “SPC”). The Cayman Subsidiary invests all or substantially all of its assets in segregated portfolios of the SPC. The Cayman Subsidiary serves solely as an intermediate entity through which the Fund invests in the SPC and makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets. Effective on or about July 8, 2021, the Fund may also invest a portion of its assets in segregated series of another whollyowned subsidiary of the Fund, the ACMAF Onshore Series LLC (the “Onshore Subsidiary”), a Delaware series limited liability company. The consolidated financial statements of the Fund include the financial statements of the Cayman Subsidiary, the Onshore Subsidiary and SPC. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Cayman Subsidiary and SPC were $24,745,808, which represented 21.35% of the Fund’s net assets. As of the end of the reporting period, the net assets of the Onshore Subsidiary were $16,202,110, which represented 13.98% of the Fund’s net assets.

   PORTFOLIO VALUATION — The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 – Prices are determined using quoted prices in active markets for identical securities.
• Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2021, in valuing the Fund's investments carried at fair value:

ASSETS	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$96,003,923	$96,003,923	$-	$-
Commodity Contracts
Futures Contracts	2,000,542	$2,000,542	-	-
Equity Contracts
Futures Contracts	1,442,923	1,442,923	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	1,040,991	-	1,040,991	-
Futures Contracts	1,047,380	1,047,380	-	-
Interest Rate Contracts
Futures Contracts	310,614	310,614	-	-
Total Assets	$101,846,373	$100,805,382	$1,040,991	$-

LIABILITIES	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$(2,318,192)	(2,318,192)	$-	$-
Equity Contracts
Futures Contracts	(1,057,497)	(1,057,497)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(1,441,250)	-	(1,441,250)	-
Futures Contracts	(72,767)	(72,767)	-	-
Interest Rate Contracts
Futures Contracts	(748,894)	(748,894)	-	-
Total Liabilities	$(5,638,600)	$(4,197,350)	$(1,441,250)	$-

   At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

   Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

   For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2021, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.